Related Party Transaction - Schedule of Related Party Transaction (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Huihe Zheng [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Principal shareholder, Chief Executive Officer and Chairman of the Company	Principal shareholder, Chief Executive Officer and Chairman of the Company
Due to related party			$ 1,283,221
Related Party [Member]
Related Party Transaction [Line Items]
Due to related party			$ 1,283,221